Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.73%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.23%
Total Other Expenses	rr_OtherExpensesOverAssets	7.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	158	[3]
After 3 Years	rr_ExpenseExampleYear03	1,993
After 5 Years	rr_ExpenseExampleYear05	3,675
After 10 Years	rr_ExpenseExampleYear10	7,292
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.81%
Total Other Expenses	rr_OtherExpensesOverAssets	6.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	178
After 3 Years	rr_ExpenseExampleYear03	1,848
After 5 Years	rr_ExpenseExampleYear05	3,408
After 10 Years	rr_ExpenseExampleYear10	6,871
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.82%
Total Other Expenses	rr_OtherExpensesOverAssets	6.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	153
After 3 Years	rr_ExpenseExampleYear03	1,783
After 5 Years	rr_ExpenseExampleYear05	3,313
After 10 Years	rr_ExpenseExampleYear10	6,739
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.80%
Total Other Expenses	rr_OtherExpensesOverAssets	6.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	1,705
After 5 Years	rr_ExpenseExampleYear05	3,194
After 10 Years	rr_ExpenseExampleYear10	6,566
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small- and mid-capitalization non-U.S. companies. For these purposes, "small- and mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smaller of $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from $38.2 million to $17.8 billion at June 30, 2011. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Normally the Fund invests in 150-200 companies. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a "bottom-up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries. The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund commenced operations on October 26, 2010.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2013 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.